INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of investments in rehabilitation obligation funds
Percentage of reasonably possible change, interest rate risk	1.00%
Guardrisk guarantees in issue
Disclosure of investments in rehabilitation obligation funds
Estimated financial effect of contingent liabilities	R 951.8	R 951.8